Schedule of average periods of the obligations under the benefit plans (Details)	12 Months Ended
Dec. 31, 2021
Pension And Retirement Supplement Plans Plan A [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	10 years 15 days
Pension And Retirement Supplement Plans Plan B [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	12 years 10 months 10 days
Health Plan [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	14 years 5 months 9 days
Dental Plan [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	15 years 5 months 20 days